Deferred Revenue (Details) - Schedule of Deferred Revenue in Accordance - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Revenue in Accordance [Abstract]
Current deferred revenue	€ 481,912	€ 224,248